Note 6 - Operating Profit (Loss) - Charges to Operating Profit (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 25, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Amortization of intangible assets		$ 223	$ 868		$ 990	$ 840
Depreciation of property, plant and equipment		214	898		430	420
Gain/(loss) on foreign exchange			33			59
Auditors’ remuneration – audit fees		97	161		253	414
Auditors’ remuneration – audit related services					26
Auditors’ remuneration – tax services			11		28	13
Directors emoluments		104	398		611	1,131
Gain/(loss) on solar development	$ 400	38	1,589	$ 2,668	(2,615)	1,356
Land and buildings [member]
Statement Line Items [Line Items]
Operating lease costs – land and buildings					548	304
Vehicles [member]
Statement Line Items [Line Items]
Operating lease costs – land and buildings					65
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Operating lease costs – land and buildings					$ 33